FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants related to share purchase agreements	$ 81	$ 136	$ 165
Gain from revaluation of warrants related to share purchase agreement	55		1,637
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants related to share purchase agreements	81	136
Level 3 [Member] | January Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants related to share purchase agreements		25
Level 3 [Member] | A Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants related to share purchase agreements	27	39
Level 3 [Member] | A' Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants related to share purchase agreements	$ 54	$ 72